Fair Value Measurements (Tables) - Trustmark 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements for Plan’s Assets and NAV Per Share
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Values as of December 31, 2025
	Level 1	Total

Mutual funds	$160,140,231	$160,140,231
Common stock of Trustmark Corporation	16,473,118	16,473,118
Self-directed brokerage accounts	22,228,731	22,228,731

Total investments at fair value	198,842,080	198,842,080

Collective investment funds measured at NAV*	-	192,747,015
Pooled separate account measured at NAV*	-	40,594,374

Total investments	$198,842,080	$432,183,469

	Assets at Fair Values as of December 31, 2024
	Level 1	Total

Mutual funds	$145,788,288	$145,788,288
Common stock of Trustmark Corporation	17,390,020	17,390,020
Self-directed brokerage accounts	17,858,332	17,858,332

Total investments at fair value	181,036,640	181,036,640

Collective investment funds measured at NAV*	-	174,713,346
Pooled separate account measured at NAV*	-	38,239,215

Total investments	$181,036,640	$393,989,201

NAV Per Share [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements for Plan’s Assets and NAV Per Share
The fair value of investments, other than Level 1, in certain entities that calculate NAV per share (or its equivalent), are as follows:

Investment	Fair Value at December 31, 2025	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Collective investment funds	$192,747,015	N/A	Daily	Daily
Pooled separate account	40,594,374	N/A	Daily	Daily

Investment	Fair Value at December 31, 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Collective investment funds	$174,713,346	N/A	Daily	Daily
Pooled separate account	38,239,215	N/A	Daily	Daily